Debt - Additional Information (Detail)		1 Months Ended			3 Months Ended	12 Months Ended
	May 12, 2016 USD ($)	Jun. 30, 2017 USD ($)	Feb. 28, 2017 USD ($)	Apr. 30, 2014 USD ($) $ / EquityUnits shares	Jun. 30, 2017 USD ($)	Dec. 31, 2017 USD ($) Installment shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($)	Dec. 18, 2017	Apr. 30, 2017 $ / shares shares	Dec. 31, 2010	Sep. 30, 2010
Debt Instrument [Line Items]
Unamortized debt issuance costs						$ 5,000,000	$ 14,000,000
Repayment of outstanding term loans						$ 234,799,000	$ 103,020,000	$ 26,938,000
Units issued | shares				11,500,000
Tangible units interest rate percentage				6.25%
Unit price per share | $ / EquityUnits				25
Initial principal amount per amortizing note | $ / EquityUnits				4.1266
Common stock issued to holders of TEU | shares						97,508,614	83,230,094			40,800,000
Settlement rate per tangible equity unit | $ / shares										$ 3.5496
Percentage of interest acquired in subsidiary									53.00%
Bank guarantees issued						$ 572,000,000	$ 359,000,000
Bonds issued related to JRM Mexico general agreement of indemnity						49,000,000	79,000,000
Line of credit facility maximum uncommitted outstanding amount						300,000,000
JRM Mexico [Member]
Debt Instrument [Line Items]
Letter of credit, first lien			$ 50,000,000
Amortizing note interest rate percentage			5.75%
Purchase agreement period			364 days
Receivables sold						2,000,000
Loan agreement for equipment financing, term			21 months
Equipment financing amount			$ 47,000,000
Borrowing outstanding						$ 16,000,000
McDermott International Management [Member]
Debt Instrument [Line Items]
Description of loan agreement						JRM Mexico’s obligations in connection with this equipment financing are guaranteed by McDermott International Management, S. de RL., one of our indirect, wholly owned subsidiaries
London Interbank Offered Rate (LIBOR) [Member] | JRM Mexico [Member]
Debt Instrument [Line Items]
Base rate and applicable margin			4.25%
Senior Notes [Member]
Debt Instrument [Line Items]
Debt instrument maturity date						May 01, 2021
Issue of second-lien seven-year senior secured notes				$ 500,000,000
Debt instrument interest rate						8.00%
Issuance of tangible equity units						$ 240,000,000
Term Loan [Member]
Debt Instrument [Line Items]
Letter of credit, first lien		$ 300,000,000			$ 300,000,000
Letter of credit, second-out term period		5 years
Debt instrument maturity year		2019
Repayment of outstanding term loans		$ 217,000,000
Prepayment of Term Loan under credit agreement	$ 75,000,000
North Ocean 105 [Member]
Debt Instrument [Line Items]
Percentage of interest acquired in subsidiary											75.00%
Ownership percentage in Oceanteam ASA's		25.00%			25.00%
Amended and Restated Credit Agreement [Member]
Debt Instrument [Line Items]
Unamortized debt issuance costs		$ 21,000,000			$ 21,000,000
Line of Credit facility maximum borrowing capacity		$ 1,000,000,000			$ 1,000,000,000
Commitment fee on the unused portion of credit agreement		0.50%
Letter of credit outstanding fronting fee percentage		0.25%			0.25%
Minimum fixed charge coverage ratio						1.15%
Debt instrument covenant minimum liquidity						$ 100,000,000
Minimum collateral coverage ratio						1.20%
Line of credit facility maximum amount outstanding						$ 407,000,000
Amended and Restated Credit Agreement [Member] | Fiscal Quarter Ending on or Before December 31, 2019 [Member]
Debt Instrument [Line Items]
Maximum permitted leverage ratio						3.50%
Amended and Restated Credit Agreement [Member] | Fiscal Quarter Ending After December 31, 2019 [Member]
Debt Instrument [Line Items]
Maximum permitted leverage ratio						3.25%
Amended and Restated Credit Agreement [Member] | Financial Letters of Credit [Member]
Debt Instrument [Line Items]
Letter of credit fees						3.75%
Line of credit facility maximum amount outstanding						$ 19,000,000
Amended and Restated Credit Agreement [Member] | Financial Letters of Credit [Member] | Minimum [Member]
Debt Instrument [Line Items]
Letter of credit participation fee percentage		3.75%			3.75%
Amended and Restated Credit Agreement [Member] | Financial Letters of Credit [Member] | Maximum [Member]
Debt Instrument [Line Items]
Letter of credit participation fee percentage		4.25%			4.25%
Amended and Restated Credit Agreement [Member] | Performance Stand By Letters Of Credit [Member]
Debt Instrument [Line Items]
Letter of credit fees						1.875%
Amended and Restated Credit Agreement [Member] | Performance Stand By Letters Of Credit [Member] | Minimum [Member]
Debt Instrument [Line Items]
Letter of credit participation fee percentage		1.875%			1.875%
Amended and Restated Credit Agreement [Member] | Performance Stand By Letters Of Credit [Member] | Maximum [Member]
Debt Instrument [Line Items]
Letter of credit participation fee percentage		2.125%			2.125%
Amended and Restated Credit Agreement [Member] | Eurodollar Rate [Member] | Minimum [Member]
Debt Instrument [Line Items]
Base rate and applicable margin		3.75%
Amended and Restated Credit Agreement [Member] | Eurodollar Rate [Member] | Maximum [Member]
Debt Instrument [Line Items]
Base rate and applicable margin		4.25%
Amended and Restated Credit Agreement [Member] | Federal Funds Rate [Member]
Debt Instrument [Line Items]
Base rate and applicable margin		0.50%
Amended and Restated Credit Agreement [Member] | 30-day Eurodollar Rate [Member]
Debt Instrument [Line Items]
Base rate and applicable margin		1.00%
Amended and Restated Credit Agreement [Member] | Base Rate [Member] | Minimum [Member]
Debt Instrument [Line Items]
Base rate and applicable margin		2.75%
Amended and Restated Credit Agreement [Member] | Base Rate [Member] | Maximum [Member]
Debt Instrument [Line Items]
Base rate and applicable margin		3.25%
Amended and Restated Credit Agreement [Member] | Second-lien Notes [Member]
Debt Instrument [Line Items]
Debt instrument face amount		$ 500,000,000			$ 500,000,000
Debt instrument, description						our $500 million second-lien notes due in April 2021, in which case the Credit Agreement will mature on December 1, 2020.
Debt instrument extended maturity month and year		2021-04
Debt instrument maturity date		Dec. 01, 2020
Amended and Restated Credit Agreement [Member] | Letter of Credit Facility [Member]
Debt Instrument [Line Items]
Letter of credit, first lien		$ 810,000,000			810,000,000
Cash collateralize letter of credit permitted to deposit, Amount						$ 300,000,000
Cash collateralized letters of credit						175,000,000
Letter of credit supported by Cash collateral						18,000,000	16,000,000
Amended and Restated Credit Agreement [Member] | Letter of Credit Facility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Letter of credit supported by cash collateral maximum amount						166,000,000
Amended and Restated Credit Agreement [Member] | Revolving Loans [Member]
Debt Instrument [Line Items]
Letter of credit, first lien		300,000,000			300,000,000
Line of Credit facility maximum borrowing capacity		$ 300,000,000			$ 300,000,000
Line of credit facility maximum amount outstanding						$ 0
Amended and Restated Credit Agreement [Member] | Revolving Loans [Member] | Maximum [Member]
Debt Instrument [Line Items]
Percentage of line of credit facility limitation on trade accounts receivable and cash and cash equivalents						75.00%
Amended and Restated Credit Agreement [Member] | Revolving Loans [Member] | Eurodollar Rate [Member]
Debt Instrument [Line Items]
Base rate and applicable margin						3.75%
Amended and Restated Credit Agreement [Member] | Revolving Loans [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Base rate and applicable margin						2.75%
Amended and Restated Credit Agreement [Member] | Senior Secured Credit Facility [Member]
Debt Instrument [Line Items]
Line of credit facility, description						The senior secured credit facility established by the Credit Agreement is scheduled to mature in June 2022, unless we do not repay in full, by December 1, 2020
Line of credit, extended maturity month and year		2022-06
Line of credit, expiration date		Dec. 01, 2020
Amended and Restated Credit Agreement [Member] | Prior Credit Agreement [Member]
Debt Instrument [Line Items]
Line of credit facility maximum amount outstanding							442,000,000
Senior Amortizing Note Due April 1, 2017
Debt Instrument [Line Items]
Debt instrument maturity date				Apr. 01, 2017
Amortizing note interest rate percentage				7.75%
North Ocean Construction Financing [Member] | North Ocean 105 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Percentage of interest acquired in subsidiary												75.00%
Number of semiannual installments of principal repayment | Installment						17
Principal repayment, description						The financing agreement requires principal repayment in 17 consecutive semiannual installments, which commenced on October 1, 2012
Ownership percentage in Oceanteam ASA's		25.00%			25.00%
Purchase of vessel, cash consideration					$ 11,000,000
Note payable assumed		$ 5,000,000			$ 5,000,000
Middle Eastern Bank [Member] | Letter of Credit Facility [Member]
Debt Instrument [Line Items]
Line of credit facility maximum amount outstanding						$ 725,000,000	$ 375,000,000